UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23053

American Funds Retirement Income Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2019

Gregory F. Niland

American Funds Retirement Income Portfolio Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Retirement Income Portfolio SeriesSM Annual report for the year ended October 31, 2019

Portfolios designed
to help address
your retirement
income needs

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the series’ shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the series).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the series, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

American Funds Retirement Income Portfolio — ConservativeSM strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.

American Funds Retirement Income Portfolio — ModerateSM strives for the balanced accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital.

American Funds Retirement Income Portfolio — EnhancedSM strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2019 (the most recent calendar quarter-end). Returns reflect the maximum 5.75% sales charge. Also shown are the expense ratios as of the series prospectus dated January 1, 2020 (unaudited). The expense ratios are restated to reflect current fees.

	Cumulative	Average annual
	total returns	total returns
		Lifetime	Expense
Class A shares	1 year	(since 8/28/15)	ratios

American Funds Retirement Income Portfolio — Conservative	0.51%	3.85%	0.65%
American Funds Retirement Income Portfolio — Moderate	–0.32	4.75	0.60
American Funds Retirement Income Portfolio — Enhanced	–0.93	5.64	0.65

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses through at least January 1, 2021, without which the results would have been lower and net expense ratios higher. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Refer to the fund’s most recent prospectus for details. For more information on fee waivers and expense reimbursements, visit capitalgroup.com.

American Funds Retirement Income Portfolio Series funds invest in Class R-6 shares of the underlying funds.

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The Retirement Income Portfolio Series investment allocations may not achieve fund objectives, and adequate income through retirement is not guaranteed. There are expenses associated with the underlying funds in addition to fund-of-funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a $10,000 investment

6	About American Funds Retirement Income Portfolio Series

7	Portfolios designed to serve the unique needs of retirees

8	Investment portfolios

11	Financial statements

42	Board of trustees and other officers

Fellow investors:

All three portfolios in American Funds Retirement Income Portfolio Series posted positive returns for the fiscal year ended October 31, 2019.

The Conservative portfolio rose 10.32% for the period, which included dividends and capital gains totaling 35 cents a share. The fund’s income return was 2.63% for those choosing to reinvest dividends and 2.61% for those taking dividends in cash.

The Moderate portfolio rose 10.53%, which included dividends and capital gains totaling 42 cents a share. The fund’s income return was 2.80% with dividends reinvested and 2.78% for those taking dividends in cash.

Finally, the Enhanced portfolio rose 10.81%, including dividends and capital gains of about 47 cents a share. The fund’s income return was 2.88% with dividends reinvested and 2.85% for investors taking dividends in cash.

By way of comparison, the Standard & Poor’s Target Date Retirement Income Index, the series’ primary benchmark, rose 9.90% for the 12-month period.

About the series

Effective January 1, 2020, the Portfolio Oversight Committee (POC) was split into two distinct teams, one of which — the Portfolio Solutions Committee — now oversees American Funds Retirement Income Portfolio Series. The Portfolio Solutions Committee includes original POC members Alan Berro, Wesley Phoa and Andrew Suzman, and additional portfolio managers Michelle Black, Samir Mathur, John Queen and Will Robbins.

In creating the series, the POC carefully selected a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Portfolio Solutions Committee regularly monitors each fund in the series. Each portfolio is designed to provide retirement income based on an

Results at a glance

For periods ended October 31, 2019, with all distributions reinvested

	Cumulative		Average annual
	total returns		total returns
				Lifetime
	6 months	1 year	3 years	(since 8/28/15)

American Funds Retirement Income Portfolio — Conservative (Class A shares)	3.69%	10.32%	5.49%	5.47%
American Funds Retirement Income Portfolio — Moderate (Class A shares)	3.53	10.53	6.56	6.43
American Funds Retirement Income Portfolio — Enhanced (Class A shares)	3.36	10.81	7.61	7.37
Standard & Poor’s Target Date Retirement Income Index*	3.94	9.90	5.60	5.19
Lipper Retirement Income Funds Index†	3.50	9.59	5.56	4.99

*	The S&P Target Date Retirement Income Index, a component of the S&P Target Date Index Series, has an asset allocation and glide path that represent a market consensus across the universe of target date fund managers. The index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: S&P Dow Jones Indices LLC.
†	The Lipper Retirement Income Funds Index is composed of funds designed to combine professional asset management with professionally managed withdrawals to assist investors in retirement. The results of the underlying funds in the index include reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Source: Refinitiv.

American Funds Retirement Income Portfolio Series	1

investor’s risk tolerance and withdrawal rates. To learn more about the three portfolios, see page 6.

The economy

The U.S. economy continued to expand at a moderate pace throughout the reporting period, as U.S. gross domestic product grew 2.1% by the fourth quarter of the series’ fiscal year (the third quarter of 2019). Unemployment hit 3.5% in September, matching its lowest rate in 50 years, and moved back only slightly in October, to 3.6%. In a marked about-face from its stated policy in 2018, the U.S. Federal Reserve (“the Fed”) cut interest rates by 25 basis points three times in 2019, to address risks to economic growth from trade policy uncertainty. The third cut, on October 30, probably marked the end of this mini-easing cycle.

While the markets are still pressed by uncertainties, some of the themes we mentioned in the last report have evolved. The first, and a major concern this year, is the U.S.-China trade dispute, which has been in the headlines almost constantly over the reporting period. Investor sentiment has responded to shifts between increased tensions and moments of agreement by both sides. We see current negotiations as a sign of a long-term strategic struggle, in which each side will have gains and losses. We encourage investors to focus less on the “noise” of the dispute and remember that seasoned, well-managed multinational corporations have the resources to navigate a trade war. We view the continuing uncertainty around Brexit in a similar way, to some extent. While the topic is cause for some dramatic headlines and tension, the European economy has regained ground in some areas and will likely continue to do so.

There continue to be developments around Brexit in the UK, and uncertainty will not be resolved until after the December election, if then. However, the recent agreement on the terms of withdrawal make both the chaotic “hard Brexit” and “remain” scenarios less probable.

Since our semi-annual report, a general manufacturing slowdown in China, across Europe and in the United States has become evident. We anticipated this situation and want to emphasize that while production has slowed, the global economy is still growing, albeit at slightly reduced rates.

In a highly telegraphed move, the European Central Bank (ECB) took Europe further into the realm of negative interest rates. The ECB lowered its key policy rate to –0.5% from –0.4% in a bid to boost inflation and jump-start the European economy. In September, the central bank began a bond-buying program, signaling its move toward quantitative easing. This may help reduce concerns about recession.

The stock market

Volatility continued in equity markets during a news-sensitive reporting period, but stocks in general have held up well, particularly in the United States. The volatility, spurred to some extent by the Fed’s interest rate hikes in the beginning of the period, was quelled somewhat through the year by indications that the Fed would be more accommodative. About midway through the reporting period, U.S. equities touched new all-time highs. While some prominent stocks lagged, this followed years of growth. Health care stocks retreated as discussions around drug price transparency and pricing reform by U.S. presidential candidates continued to weigh on the sector. The energy sector had the steepest declines, as oil prices remained generally weak despite the September attack on two Saudi Arabian oil facilities.

Global stocks advanced, and several key market indexes hit record highs. However, the period was marked by volatility, due to trade dispute fears and the inversion of the U.S. yield curve (which has typically presaged a recession). Stocks dropped sharply toward the end of 2018, but investor sentiment improved this year with central banks’ show of easing monetary policy.

The bond market

Bond returns were solid, fueled in part by the drop in yields. By the end of September, the 10-year Treasury yield was at 1.68%. Issuance picked up, with IBM and Bristol-Myers Squibb issuing $20 billion and $19 billion of bonds, respectively, to fund acquisitions. The trend continued as companies took advantage of lower rates; Apple and Disney sold $7 billion each.

Our fixed income portfolio managers believe that while credit fundamentals are not generally worrisome, valuations are rich across a range of sectors. The team is thus maintaining a moderately defensive credit position overall, while still actively

2	American Funds Retirement Income Portfolio Series

exploiting research-driven credit selection opportunities.

The series

With the relative stability in equity markets during the funds’ fiscal year, all three portfolios saw gains. Each portfolio, which focuses on generating income from bonds and dividend-paying stocks, provided solid returns that were higher than those of their benchmark index.

Most of the retirement income portfolios’ equity exposure is in the U.S., which outpaced international equity markets over the fiscal year. Because of their income focus, the three retirement income funds also were meaningfully invested in the higher yielding U.S. utilities and real estate sectors, which led the broader U.S. equity market during the year. However, the underlying balanced and equity-focused funds generally had more energy exposure than their respective benchmark indexes; this detracted from results, as energy was the worst-returning sector over the fiscal year both domestically and abroad. The four underlying bond funds used in the series lagged their respective prospectus benchmarks.

We encourage shareholders to adopt a long-term view when evaluating their retirement income strategy and seeking the help of a financial advisor.

Moving forward

Overall, we continue to believe there is reason for guarded optimism, despite the potential for volatility and uncertainty. A major consideration will be the 2020 U.S. presidential election, which we expect to spark volatility. We recommend that investors continue to keep a long-term view and resist the temptation to overreact to global political situations. We continue to look for investment opportunities, although we remain cautious in some areas.

As always, we appreciate the trust you’ve put in our efforts, and look forward to reporting to you again in six months.

Cordially,

Andrew B. Suzman

President

December 10, 2019

For current information about the series, visit capitalgroup.com.

American Funds Retirement Income Portfolio Series	3

The value of a $10,000 investment

(for periods ended October 31, 2019, with all distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit capitalgroup.com.

Retirement Income Fund — Conservative

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2019)*

		Lifetime
	1 year	(since 8/28/15)

Class A shares	3.94%	3.99%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Retirement Income Fund — Moderate

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2019)*

		Lifetime
	1 year	(since 8/28/15)

Class A shares	4.21%	4.93%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

4	American Funds Retirement Income Portfolio Series

Retirement Income Fund — Enhanced

Average annual total returns3 based on a $1,000 investment

(for periods ended October 31, 2019)*

		Lifetime
	1 year	(since 8/28/15)

Class A shares	4.47%	5.86%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more.
[2]	The S&P Target Date Retirement Income Index, a component of the S&P Target Date Index Series, has an asset allocation and glide path that represent a market consensus across the universe of target date fund managers. The index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Source: S&P Dow Jones Indices LLC.
[3]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses through at least January 1, 2021, without which the results would have been lower. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Refer to the fund’s most recent prospectus for details. For more information on fee waivers and expense reimbursements, visit capitalgroup.com.

American Funds Retirement Income Portfolio Series funds invest in Class R-6 shares of the underlying funds.

There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Retirement Income Portfolio Series	5

About American Funds Retirement Income Portfolio Series

A trio of investments intended to help meet the unique needs of retirees

American Funds Retirement Income Portfolio Series was created to address the real income needs of retirees. In developing the funds, we surveyed hundreds of retirees and found that they were not only worried about paying their bills, but also about maintaining an enjoyable retirement lifestyle. Finding an appropriate balance between asset growth and withdrawals was a priority, but preservation of their original nest egg was a factor as well.

We took their concerns to heart, creating three portfolios designed to meet different income needs and to accommodate varying levels of risk tolerance.

•	The Conservative portfolio focuses on capital preservation. That means a higher degree of fixed income investments and a lower recommended withdrawal rate.

•	The Moderate portfolio seeks a balance of withdrawals and longevity with a moderate withdrawal rate and moderate risk of loss.

•	The Enhanced portfolio targets higher asset growth through a larger allocation of equity investments. While its composition makes it more vulnerable to volatility, it offers the potential for greater withdrawals.

Income in retirement

When thinking about retirement income, it shouldn’t be confused with income in the traditional sense of bond returns and dividend payments. Rather, it’s about withdrawals taken from the portfolio as a whole which, in some cases, includes drawing on principal. To offset any declines in bond income and dividends, growth is essential. For this reason, each of the three portfolios includes a flexible mix of equity-income funds. As well as offering the potential to grow assets over time, they can help buffer the portfolios in market downturns.

There are no guarantees in investing, but we believe these portfolios can help our investors pursue a successful retirement while seeking to preserve as much of their initial investment as possible.

Experienced oversight and management

The Portfolio Solutions Committee — a group of seven American Funds portfolio managers with an average of 28* years of investment experience between them — is responsible for monitoring the series. They review each portfolio’s holdings, results and distributions to determine they not only remain aligned with their objectives, but that they can support their suggested withdrawal rates now and in the future.

*	Portfolio manager years of experience as of the prospectus dated January 1, 2020.

6	American Funds Retirement Income Portfolio Series

Portfolios designed to serve the unique needs of retirees

American Funds Retirement Income Portfolio Series was launched in August 2015 to help retirees generate income to fund their lifestyles in retirement. The three funds are designed to provide income in retirement that balances the need for income with an investor’s risk tolerance.

The members of the Portfolio Solutions Committee monitor the series to keep the funds aligned with their objectives and to determine whether any changes to the underlying fund allocations are needed.

American Funds Retirement Income Portfolio — Conservative

With significant allocations to The Bond Fund of America® and U.S. Government Securities Fund®, this portfolio focuses on preservation of capital, while still seeking to provide current income.

Underlying funds:

5%	American Mutual Fund®
20%	Capital Income Builder®
15%	The Income Fund of America®
10%	American Balanced Fund®
5%	American Funds Global Balanced FundSM
25%	The Bond Fund of America
10%	U.S. Government Securities Fund
5%	American Funds Inflation Linked Bond Fund®
5%	American Funds Mortgage Fund®

American Funds Retirement Income Portfolio — Moderate

The portfolio includes several fixed income funds, but the allocation is weighted toward equity-income funds like Capital Income Builder and The Income Fund of America.

Underlying funds:

5%	American Mutual Fund
25%	Capital Income Builder
25%	The Income Fund of America
15%	American Balanced Fund
5%	American Funds Global Balanced Fund
10%	The Bond Fund of America
5%	American Funds Inflation Linked Bond Fund
5%	American Funds Mortgage Fund
5%	U.S. Government Securities Fund

American Funds Retirement Income Portfolio — Enhanced

With larger allocations to income-focused equity funds, the portfolio has greater potential upside over the long term and greater potential for current income, but likely will result in more volatility.

Underlying funds:

5%	American Mutual Fund
30%	Capital Income Builder
30%	The Income Fund of America
20%	American Balanced Fund
10%	American Funds Global Balanced Fund
5%	American Funds Inflation Linked Bond Fund

American Funds Retirement Income Portfolio Series	7

American Funds Conservative Portfolio

Investment portfolio October 31, 2019

Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	963,619	$41,243

Equity-income and Balanced funds 50%
Capital Income Builder, Class R-6	2,655,999	164,645
The Income Fund of America, Class R-6	5,360,653	123,724
American Balanced Fund, Class R-6	2,945,572	82,771
American Funds Global Balanced Fund, Class R-6	1,252,302	41,276
		412,416

Fixed income funds 45%
The Bond Fund of America, Class R-6	15,545,987	206,917
U.S. Government Securities Fund, Class R-6	5,894,061	82,693
American Funds Mortgage Fund, Class R-6	4,049,325	41,222
American Funds Inflation Linked Bond Fund, Class R-6	4,135,430	41,065
		371,897

Total investment securities 100% (cost: $791,615,000)		825,556
Other assets less liabilities 0%		(244)

Net assets 100%		$825,312

See notes to financial statements.

8	American Funds Retirement Income Portfolio Series

American Funds Moderate Portfolio

Investment portfolio October 31, 2019

Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,176,128	$50,338

Equity-income and Balanced funds 70%
The Income Fund of America, Class R-6	10,910,895	251,824
Capital Income Builder, Class R-6	4,062,324	251,823
American Balanced Fund, Class R-6	5,376,543	151,081
American Funds Global Balanced Fund, Class R-6	1,527,254	50,338
		705,066

Fixed income funds 25%
The Bond Fund of America, Class R-6	7,585,510	100,963
U.S. Government Securities Fund, Class R-6	3,590,153	50,370
American Funds Mortgage Fund, Class R-6	4,946,002	50,351
American Funds Inflation Linked Bond Fund, Class R-6	5,069,313	50,338
		252,022

Total investment securities 100% (cost: $957,758,000)		1,007,426
Other assets less liabilities 0%		(235)

Net assets 100%		$1,007,191

See notes to financial statements.

American Funds Retirement Income Portfolio Series	9

American Funds Enhanced Portfolio

Investment portfolio October 31, 2019

Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,240,322	$53,086

Equity-income and Balanced funds 90%
Capital Income Builder, Class R-6	5,144,699	318,919
The Income Fund of America, Class R-6	13,802,785	318,568
American Balanced Fund, Class R-6	7,559,823	212,431
American Funds Global Balanced Fund, Class R-6	3,228,511	106,412
		956,330

Fixed income funds 5%
American Funds Inflation Linked Bond Fund, Class R-6	5,337,267	52,999

Total investment securities 100% (cost: $1,004,559,000)		1,062,415
Other assets less liabilities 0%		(288)

Net assets 100%		$1,062,127

See notes to financial statements.

10	American Funds Retirement Income Portfolio Series

Financial statements

Statements of assets and liabilities at October 31, 2019	(dollars in thousands)

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Assets:
Investment securities, at value:
Unaffiliated issuers	$825,556	$1,007,426	$1,062,415
Receivables for:
Sales of investments	332	—	—
Sales of fund’s shares	342	3,227	748
Dividends	678	408	—
Total assets	826,908	1,011,061	1,063,163

Liabilities:
Payables for:
Purchases of investments	678	3,583	459
Repurchases of fund’s shares	674	52	289
Services provided by related parties	242	233	286
Trustees’ deferred compensation	2	2	2
Total liabilities	1,596	3,870	1,036
Net assets at October 31, 2019	$825,312	$1,007,191	$1,062,127

Net assets consist of:
Capital paid in on shares of beneficial interest	$785,144	$945,202	$989,149
Total distributable earnings	40,168	61,989	72,978
Net assets at October 31, 2019	$825,312	$1,007,191	$1,062,127

Investment securities in unaffiliated issuers, at cost	$791,615	$957,758	$1,004,559

See notes to financial statements.

American Funds Retirement Income Portfolio Series	11

Statements of assets and liabilities at October 31, 2019	(dollars and shares in thousands, except per-share amounts)

		Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) – unlimited shares authorized
Class A:	Net assets	$534,765	$797,712	$787,295
	Shares outstanding	47,328	68,881	66,116
	Net asset value per share	$11.30	$11.58	$11.91
Class C:	Net assets	$96,169	$95,099	$87,375
	Shares outstanding	8,552	8,249	7,366
	Net asset value per share	$11.24	$11.53	$11.86
Class T:	Net assets	$11	$11	$11
	Shares outstanding	1	1	1
	Net asset value per share	$11.31	$11.58	$11.91
Class F-1:	Net assets	$14,997	$14,477	$31,061
	Shares outstanding	1,327	1,250	2,608
	Net asset value per share	$11.30	$11.58	$11.91
Class F-2:	Net assets	$82,153	$86,333	$139,589
	Shares outstanding	7,261	7,443	11,705
	Net asset value per share	$11.32	$11.60	$11.93
Class F-3:	Net assets	$5,737	$6,176	$9,902
	Shares outstanding	507	533	831
	Net asset value per share	$11.31	$11.59	$11.92
Class R-1:	Net assets	$1,479	$403	$148
	Shares outstanding	131	35	13
	Net asset value per share	$11.27	$11.57	$11.91
Class R-2:	Net assets	$1,663	$2,520	$1,932
	Shares outstanding	148	218	163
	Net asset value per share	$11.27	$11.54	$11.85
Class R-2E:	Net assets	$12	$80	$142
	Shares outstanding	1	7	12
	Net asset value per share	$11.32	$11.59	$11.92
Class R-3:	Net assets	$2,246	$981	$1,489
	Shares outstanding	199	85	125
	Net asset value per share	$11.31	$11.57	$11.89
Class R-4:	Net assets	$60,489	$1,279	$771
	Shares outstanding	5,351	110	65
	Net asset value per share	$11.30	$11.58	$11.92
Class R-5E:	Net assets	$1,655	$12	$445
	Shares outstanding	146	1	37
	Net asset value per share	$11.31	$11.59	$11.92
Class R-5:	Net assets	$229	$232	$12
	Shares outstanding	20	20	1
	Net asset value per share	$11.33	$11.60	$11.93
Class R-6:	Net assets	$23,707	$1,876	$1,955
	Shares outstanding	2,094	162	164
	Net asset value per share	$11.32	$11.61	$11.93

See notes to financial statements.

12	American Funds Retirement Income Portfolio Series

Statements of operations for the year ended October 31, 2019	(dollars in thousands)

	Conservative Portfolio		Moderate Portfolio		Enhanced Portfolio
Investment income:
Income:
Dividends	$19,392		$26,180		$28,247

Fees and expenses*:
Distribution services	2,328		2,785		2,921
Transfer agent services	302		292		368
Reports to shareholders	19		25		26
Registration statement and prospectus	231		235		248
Trustees’ compensation	3		3		4
Auditing and legal	13		13		13
Custodian	11		11		11
Other	7		10		10

Total fees and expenses before reimbursements	2,914		3,374		3,601
Less reimbursements of fees and expenses:
Transfer agent services reimbursements	—	†	—	†	—	†
Total fees and expenses after reimbursements	2,914		3,374		3,601
Net investment income	16,478		22,806		24,646

Net realized gain and unrealized appreciation:
Net realized loss on sale of investments	(280)		(324)		(318)
Capital gain distributions received	6,997		14,077		17,899
	6,717		13,753		17,581
Net unrealized appreciation	41,543		50,013		53,243
Net realized gain and unrealized appreciation	48,260		63,766		70,824
Net increase in net assets resulting from operations	$64,738		$86,572		$95,470

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

American Funds Retirement Income Portfolio Series	13

Statements of changes in net assets	(dollars in thousands)

	Conservative Portfolio		Moderate Portfolio		Enhanced Portfolio
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2019	2018	2019	2018	2019	2018
Operations:
Net investment income	$16,478	$11,320	$22,806	$16,325	$24,646	$17,335
Net realized gain	6,717	5,310	13,753	9,789	17,581	12,298
Net unrealized appreciation (depreciation)	41,543	(24,877)	50,013	(35,414)	53,243	(38,521)
Net increase (decrease) in net assets resulting from operations	64,738	(8,247)	86,572	(9,300)	95,470	(8,888)

Distributions paid to shareholders	(20,809)	(11,795)	(31,509)	(17,956)	(35,791)	(19,034)

Net capital share transactions	224,737	149,450	187,820	217,416	211,146	241,671

Total increase in net assets	268,666	129,408	242,883	190,160	270,825	213,749

Net assets:
Beginning of year	556,646	427,238	764,308	574,148	791,302	577,553
End of year	$825,312	$556,646	$1,007,191	$764,308	$1,062,127	$791,302

14	American Funds Retirement Income Portfolio Series

Notes to financial statements

1. Organization

American Funds Retirement Income Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of three funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Conservative Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.
American Funds Moderate Portfolio	Seeks current income, long-term growth of capital and conservation of capital.
American Funds Enhanced Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

American Funds Retirement Income Portfolio Series	15

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2019, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Periodic withdrawal risks — There is no guarantee that any of the funds will provide adequate income through retirement. These funds are not designed to, and are not expected to, generate distributions that equal a fixed percentage of each fund’s current net asset value per share. An investor taking periodic withdrawals from any of the funds should not assume that the source of a distribution is dividend or interest income or capital gains; rather, all or a portion of a distribution from any of the funds may consist of a return of capital. A return of capital is a return of all or part of an investor’s original investment in each fund. Each fund’s ability to preserve capital while making periodic distributions to investors is subject to market conditions at the time an investor invests in each fund and during the length of time such investor holds shares of each fund. Even if each fund’s portfolio value grows over time, such growth may be insufficient to enable each fund to make periodic distributions to investors without returning capital to shareholders. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance.

Additionally, as periodic withdrawals by investors will be made from each fund’s assets and investors are generally not expected to reinvest such distributions in additional fund shares, distributions to investors will reduce the amount of assets available for investment by each fund. Each fund may suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

16	American Funds Retirement Income Portfolio Series

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the funds. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following page.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in

American Funds Retirement Income Portfolio Series	17

which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to

18	American Funds Retirement Income Portfolio Series

value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2019, were as follows (dollars in thousands):

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Undistributed ordinary income	$769	$362	$37
Undistributed long-term capital gains	6,045	12,603	15,711
Gross unrealized appreciation on investments	33,357	49,027	57,232
Gross unrealized depreciation on investments	—	—	—
Net unrealized appreciation on investments	33,357	49,027	57,232
Cost of investments	792,199	958,399	1,005,183
Reclassification from total distributable earnings to capital paid in on shares of beneficial interest	908	1,414	2,134

American Funds Retirement Income Portfolio Series	19

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Conservative Portfolio

	Year ended October 31, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$10,935		$2,966		$13,901		$7,471		$558		$8,029
Class C	1,536		589		2,125		1,085		121		1,206
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	298		85		383		201		17		218
Class F-2	1,610		377		1,987		1,004		68		1,072
Class F-3	88		9		97		16		1		17
Class R-1	18		6		24		11		1		12
Class R-2	25		8		33		14		1		15
Class R-2E	—	*	—	*	—	*	—	*	—	*	—	*
Class R-3	42		15		57		32		3		35
Class R-4	1,242		342		1,584		808		69		877
Class R-5E	43		12		55		37		3		40
Class R-5	3		—	*	3		—	*	—	*	—	*
Class R-6	465		95		560		260		14		274
Total	$16,305		$4,504		$20,809		$10,939		$856		$11,795

Moderate Portfolio

	Year ended October 31, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$18,380		$6,928		$25,308		$13,391		$1,301		$14,692
Class C	1,693		897		2,590		1,292		187		1,479
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	350		142		492		317		33		350
Class F-2	2,055		713		2,768		1,207		105		1,312
Class F-3	145		46		191		60		2		62
Class R-1	5		2		7		2		—	*	2
Class R-2	39		18		57		26		3		29
Class R-2E	1		—	*	1		—	*	—	*	—	*
Class R-3	20		9		29		13		1		14
Class R-4	20		5		25		10		1		11
Class R-5E	—	*	—	*	—	*	—	*	—	*	—	*
Class R-5	2		—	*	2		—	*	—	*	—	*
Class R-6	35		4		39		5		—	*	5
Total	$22,745		$8,764		$31,509		$16,323		$1,633		$17,956

20	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

	Year ended October 31, 2019						Year ended October 31, 2018
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$18,712		$8,105		$26,817		$12,973		$1,321		$14,294
Class C	1,569		911		2,480		1,160		176		1,336
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	804		368		1,172		566		59		625
Class F-2	3,484		1,419		4,903		2,446		223		2,669
Class F-3	206		45		251		44		3		47
Class R-1	3		1		4		1		—	*	1
Class R-2	28		13		41		18		2		20
Class R-2E	2		—	*	2		—	*	—	*	—	*
Class R-3	26		10		36		9		1		10
Class R-4	20		8		28		12		1		13
Class R-5E	3		—	*	3		—	*	—	*	—	*
Class R-5	—	*	—	*	—	*	—	*	—	*	—	*
Class R-6	40		14		54		18		1		19
Total	$24,897		$10,894		$35,791		$17,247		$1,787		$19,034

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to

American Funds Retirement Income Portfolio Series	21

the extent that the overall annual expense limit is not exceeded. As of October 31, 2019, unreimbursed expenses subject to reimbursement for the funds’ Class A shares were as follows (dollars in thousands):

Class A
Conservative Portfolio	$68
Moderate Portfolio	—
Enhanced Portfolio	62

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets for Class R-6 shares. Prior to July 1, 2019, CRMC received administrative services fees at the annual rate of 0.05% of daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. The board of directors or trustees of each underlying fund authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets of the Class R-6 shares of each underlying fund (which could increase as noted above) for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific expenses under the distribution services and transfer agent services agreements for the year ended October 31, 2019, were as follows:

Conservative Portfolio

Share class	Distribution services		Transfer agent services
Class A	$1,316		$147
Class C	830		28
Class T	—		—	*
Class F-1	30		12
Class F-2	Not applicable		60
Class F-3	Not applicable		—	*
Class R-1	9		1
Class R-2	9		2
Class R-2E	—	*	—	*
Class R-3	10		3
Class R-4	124		45
Class R-5E	Not applicable		3
Class R-5	Not applicable		—	*
Class R-6	Not applicable		1
Total class-specific expenses	$2,328		$302

Moderate Portfolio

Share class	Distribution services		Transfer agent services
Class A	$1,874		$181
Class C	855		23
Class T	—		—	*
Class F-1	33		14
Class F-2	Not applicable		69
Class F-3	Not applicable		—	*
Class R-1	3		—	*
Class R-2	14		3
Class R-2E	—	*	—	*
Class R-3	4		1
Class R-4	2		1
Class R-5E	Not applicable		—	*
Class R-5	Not applicable		—	*
Class R-6	Not applicable		—	*
Total class-specific expenses	$2,785		$292

22	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

Share class	Distribution services	Transfer agent services
Class A	$2,063	$180
Class C	765	20
Class T	—	—	*
Class F-1	74	33
Class F-2	Not applicable	132
Class F-3	Not applicable	—	*
Class R-1	2	—	*
Class R-2	9	2
Class R-2E	1	—	*
Class R-3	5	1
Class R-4	2	—	*
Class R-5E	Not applicable	—	*
Class R-5	Not applicable	—	*
Class R-6	Not applicable	—	*
Total class-specific expenses	$2,921	$368

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2019, as follows (dollars in thousands):

	Purchases	Sales
Conservative Portfolio	$240,832	$13,342
Moderate Portfolio	205,739	12,559
Enhanced Portfolio	244,040	26,062

American Funds Retirement Income Portfolio Series	23

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Conservative Portfolio

	Sales*				Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$193,557		17,668		$13,806		1,290		$(71,421)	(6,571)	$135,942	12,387
Class C	32,181		2,957		2,104		198		(16,811)	(1,552)	17,474	1,603
Class T	—		—		—		—		—	—	—	—
Class F-1	6,600		602		383		36		(2,793)	(256)	4,190	382
Class F-2	50,074		4,567		1,967		183		(19,164)	(1,761)	32,877	2,989
Class F-3	5,689		521		96		9		(1,391)	(128)	4,394	402
Class R-1	1,003		90		22		2		(388)	(35)	637	57
Class R-2	1,183		107		33		3		(700)	(63)	516	47
Class R-2E	1		—	†	—	†	—	†	— †	— †	1	—	†
Class R-3	758		69		57		5		(665)	(60)	150	14
Class R-4	24,209		2,217		1,584		148		(7,993)	(737)	17,800	1,628
Class R-5E	347		32		55		5		(431)	(40)	(29)	(3)
Class R-5	210		19		3		—	†	— †	— †	213	19
Class R-6	14,683		1,352		550		51		(4,661)	(431)	10,572	972
Total net increase (decrease)	$330,495		30,201		$20,660		1,930		$(126,418)	(11,634)	$224,737	20,497

Year ended October 31, 2018

Class A	$174,156		15,934		$7,960		733		$(76,043)	(6,978)	$106,073	9,689
Class C	30,576		2,808		1,194		110		(16,259)	(1,497)	15,511	1,421
Class T	—		—		—		—		—	—	—	—
Class F-1	5,422		497		218		20		(4,536)	(416)	1,104	101
Class F-2	30,109		2,763		1,059		97		(17,288)	(1,585)	13,880	1,275
Class F-3	1,124		103		16		2		(78)	(7)	1,062	98
Class R-1	372		34		10		1		(9)	(1)	373	34
Class R-2	572		53		15		1		(88)	(8)	499	46
Class R-2E	—	†	—	†	—		—		— †	— †	—	—
Class R-3	2,160		199		35		3		(1,703)	(159)	492	43
Class R-4	18,076		1,658		877		81		(13,319)	(1,220)	5,634	519
Class R-5E	487		45		40		4		(391)	(37)	136	12
Class R-5	—		—		—		—		—	—	—	—
Class R-6	6,133		560		274		25		(1,721)	(158)	4,686	427
Total net increase (decrease)	$269,187		24,654		$11,698		1,077		$(131,435)	(12,066)	$149,450	13,665

24	American Funds Retirement Income Portfolio Series

Moderate Portfolio

	Sales*			Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount		Shares	Amount		Shares		Amount	Shares	Amount		Shares

Year ended October 31, 2019

Class A	$218,598		19,533	$25,077		2,307		$(92,733)	(8,327)	$150,942		13,513
Class C	25,272		2,269	2,581		240		(15,914)	(1,435)	11,939		1,074
Class T	—		—	—		—		—	—	—		—
Class F-1	4,037		359	492		45		(3,787)	(337)	742		67
Class F-2	34,150		3,049	2,713		249		(17,264)	(1,557)	19,599		1,741
Class F-3	3,387		303	190		17		(2,409)	(219)	1,168		101
Class R-1	279		25	6		1		(27)	(3)	258		23
Class R-2	918		80	57		5		(468)	(42)	507		43
Class R-2E	66		6	1		—	†	— †	— †	67		6
Class R-3	312		28	29		3		(195)	(18)	146		13
Class R-4	744		65	25		2		(3)	— †	766		67
Class R-5E	—		—	—		—		—	—	—		—
Class R-5	214		19	1		—	†	— †	— †	215		19
Class R-6	1,558		141	39		3		(126)	(11)	1,471		133
Total net increase (decrease)	$289,535		25,877	$31,211		2,872		$(132,926)	(11,949)	$187,820		16,800

Year ended October 31, 2018

Class A	$246,308		21,856	$14,589		1,302		$(93,859)	(8,375)	$167,038		14,783
Class C	29,881		2,662	1,474		132		(15,698)	(1,402)	15,657		1,392
Class T	—		—	—		—		—	—	—		—
Class F-1	5,749		507	350		31		(4,343)	(386)	1,756		152
Class F-2	39,932		3,562	1,289		115		(14,653)	(1,302)	26,568		2,375
Class F-3	4,683		416	58		5		(220)	(19)	4,521		402
Class R-1	41		4	2		—	†	(48)	(4)	(5)		—	†
Class R-2	1,129		101	29		3		(57)	(5)	1,101		99
Class R-2E	—		—	—		—		—	—	—		—
Class R-3	309		28	14		1		(1)	— †	322		29
Class R-4	175		15	10		1		(38)	(3)	147		13
Class R-5E	—		—	—		—		—	—	—		—
Class R-5	—	†	—	—	†	—	†	— †	— †	—	†	—	†
Class R-6	327		29	4		1		(20)	(2)	311		28
Total net increase (decrease)	$328,534		29,180	$17,819		1,591		$(128,937)	(11,498)	$217,416		19,273

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	25

Enhanced Portfolio

	Sales*		Reinvestments of distributions			Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2019

Class A	$244,631	21,443	$26,270	2,376		$(114,160)	(10,011)	$156,741	13,808
Class C	27,417	2,399	2,463	224		(14,469)	(1,268)	15,411	1,355
Class T	—	—	—	—		—	—	—	—
Class F-1	8,958	782	1,169	106		(7,106)	(615)	3,021	273
Class F-2	64,224	5,627	4,894	441		(43,354)	(3,815)	25,764	2,253
Class F-3	8,188	719	250	22		(1,545)	(134)	6,893	607
Class R-1	241	21	4	—	†	(179)	(14)	66	7
Class R-2	1,045	90	41	4		(186)	(17)	900	77
Class R-2E	117	11	2	—	†	—	—	119	11
Class R-3	803	70	35	3		(5)	(1)	833	72
Class R-4	223	19	28	3		(118)	(10)	133	12
Class R-5E	431	37	3	—	†	(11)	(1)	423	36
Class R-5	—	—	—	—		—	—	—	—
Class R-6	989	85	53	5		(200)	(17)	842	73
Total net increase (decrease)	$357,267	31,303	$35,212	3,184		$(181,333)	(15,903)	$211,146	18,584

Year ended October 31, 2018

Class A	$249,555	21,468	$13,961	1,207		$(82,540)	(7,112)	$180,976	15,563
Class C	25,482	2,197	1,332	115		(16,293)	(1,404)	10,521	908
Class T	—	—	—	—		—	—	—	—
Class F-1	11,267	967	624	54		(4,120)	(355)	7,771	666
Class F-2	74,632	6,414	2,668	230		(38,221)	(3,290)	39,079	3,354
Class F-3	1,953	167	46	4		(199)	(17)	1,800	154
Class R-1	22	2	1	—	†	(9)	(1)	14	1
Class R-2	493	42	20	2		(190)	(17)	323	27
Class R-2E	—	—	—	—		—	—	—	—
Class R-3	453	39	9	1		(134)	(11)	328	29
Class R-4	209	18	13	1		(1)	— †	221	19
Class R-5E	—	—	—	—		—	—	—	—
Class R-5	—	—	—	—		—	—	—	—
Class R-6	645	56	19	2		(26)	(3)	638	55
Total net increase (decrease)	$364,711	31,370	$18,693	1,616		$(141,733)	(12,210)	$241,671	20,776

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

26	American Funds Retirement Income Portfolio Series

Financial highlights

Conservative Portfolio

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class A:
10/31/2019	$10.59	$.28		$.78	$1.06	$(.27)	$(.08)	$(.35)	$11.30	10.32%		$535		.38%		.38%		.66%		2.52%
10/31/2018	10.99	.25		(.39)	(.14)	(.24)	(.02)	(.26)	10.59	(1.31)		370		.38		.38		.67		2.28
10/31/2017	10.43	.22		.58	.80	(.23)	(.01)	(.24)	10.99	7.83		277		.40		.36		.65		2.08
10/31/2016	10.21	.21		.22	.43	(.21)	—	(.21)	10.43	4.23		149		.54		.38		.68		2.03
10/31/2015[6,7]	10.00	.02		.19	.21	—	—	—	10.21	2.10	[8]	9		.14	[8]	.09	[8]	.39	[8]	.17	[8]

Class C:
10/31/2019	10.55	.20		.77	.97	(.20)	(.08)	(.28)	11.24	9.42		96		1.08		1.08		1.36		1.84
10/31/2018	10.94	.17		(.37)	(.20)	(.17)	(.02)	(.19)	10.55	(1.89)		73		1.08		1.08		1.37		1.59
10/31/2017	10.39	.15		.57	.72	(.16)	(.01)	(.17)	10.94	7.04		60		1.12		1.09		1.38		1.37
10/31/2016	10.20	.14		.21	.35	(.16)	—	(.16)	10.39	3.46		34		1.24		1.08		1.38		1.35
10/31/2015[6,7]	10.00	—	[9]	.20	.20	—	—	—	10.20	2.00	[8]	2		.26	[8]	.21	[8]	.51	[8]	.04	[8]

Class T:
10/31/2019	10.60	.31		.79	1.10	(.31)	(.08)	(.39)	11.31	10.62	[10]	—	[11]	.08	[10]	.08	[10]	.36	[10]	2.86	[10]
10/31/2018	10.99	.28		(.38)	(.10)	(.27)	(.02)	(.29)	10.60	(.95)[10]		—	[11]	.09	[10]	.09	[10]	.38	[10]	2.59	[10]
10/31/2017[6,12]	10.61	.13		.37	.50	(.12)	—	(.12)	10.99	4.76	[8,10]	—	[11]	.11	[10,13]	.06	[10,13]	.35	[10,13]	2.09	[10,13]

Class F-1:
10/31/2019	10.60	.28		.77	1.05	(.27)	(.08)	(.35)	11.30	10.20		15		.39		.39		.67		2.53
10/31/2018	10.99	.25		(.38)	(.13)	(.24)	(.02)	(.26)	10.60	(1.26)		10		.40		.40		.69		2.28
10/31/2017	10.43	.22		.58	.80	(.23)	(.01)	(.24)	10.99	7.78		9		.45		.41		.70		2.03
10/31/2016	10.21	.21		.22	.43	(.21)	—	(.21)	10.43	4.24		5		.54		.39		.69		2.05
10/31/2015[6,7]	10.00	.01		.20	.21	—	—	—	10.21	2.10	[8]	—	[11]	.18	[8]	.10	[8]	.40	[8]	.11	[8]

Class F-2:
10/31/2019	10.61	.30		.79	1.09	(.30)	(.08)	(.38)	11.32	10.54		82		.14		.14		.42		2.73
10/31/2018	11.00	.28		(.39)	(.11)	(.26)	(.02)	(.28)	10.61	(1.01)		45		.16		.16		.45		2.52
10/31/2017	10.44	.24		.58	.82	(.25)	(.01)	(.26)	11.00	8.02		33		.20		.17		.46		2.27
10/31/2016	10.21	.22		.24	.46	(.23)	—	(.23)	10.44	4.53		15		.28		.15		.45		2.11
10/31/2015[6,7]	10.00	.03		.18	.21	—	—	—	10.21	2.10	[8]	—	[11]	.11	[8]	.05	[8]	.35	[8]	.25	[8]

Class F-3:
10/31/2019	10.60	.30		.80	1.10	(.31)	(.08)	(.39)	11.31	10.65		6		.04		.04		.32		2.68
10/31/2018	10.99	.29		(.39)	(.10)	(.27)	(.02)	(.29)	10.60	(.92)		1		.05		.05		.34		2.67
10/31/2017[6,14]	10.49	.13		.55	.68	(.18)	—	(.18)	10.99	6.49	[8]	—	[11]	.15	[13]	.05	[13]	.34	[13]	1.58	[13]

Class R-1:
10/31/2019	10.58	.20		.78	.98	(.21)	(.08)	(.29)	11.27	9.42		1		1.13		1.13		1.41		1.87
10/31/2018	10.98	.17		(.38)	(.21)	(.17)	(.02)	(.19)	10.58	(1.96)		1		1.14		1.14		1.43		1.57
10/31/2017	10.42	.13		.58	.71	(.14)	(.01)	(.15)	10.98	6.96		—	[11]	1.18		1.15		1.44		1.23
10/31/2016	10.21	.14		.24	.38	(.17)	—	(.17)	10.42	3.77		—	[11]	1.21		1.08		1.38		1.38
10/31/2015[6,7]	10.00	.06		.15	.21	—	—	—	10.21	2.10	[8,10]	—	[11]	.08	[8,10]	.05	[8,10]	.35	[8,10]	.53	[8,10]

Class R-2:
10/31/2019	10.58	.22		.77	.99	(.22)	(.08)	(.30)	11.27	9.58		2		.98		.98		1.26		2.04
10/31/2018	10.98	.19		(.38)	(.19)	(.19)	(.02)	(.21)	10.58	(1.79)		1		.92		.92		1.21		1.72
10/31/2017	10.42	.17		.58	.75	(.18)	(.01)	(.19)	10.98	7.27		1		.90		.87		1.16		1.59
10/31/2016	10.21	.16		.24	.40	(.19)	—	(.19)	10.42	3.93		—	[11]	1.05		.96		1.26		1.56
10/31/2015[6,7]	10.00	.05		.16	.21	—	—	—	10.21	2.10	[8,10]	—	[11]	.09	[8,10]	.06	[8,10]	.36	[8,10]	.52	[8,10]

Class R-2E:
10/31/2019	10.61	.29		.79	1.08	(.29)	(.08)	(.37)	11.32	10.43	[10]	—	[11]	.50	[10]	.27	[10]	.55	[10]	2.66	[10]
10/31/2018	11.01	.26		(.38)	(.12)	(.26)	(.02)	(.28)	10.61	(1.17)[10]		—	[11]	.37	[10]	.28	[10]	.57	[10]	2.39	[10]
10/31/2017	10.44	.25		.58	.83	(.25)	(.01)	(.26)	11.01	8.09	[10]	—	[11]	.38	[10]	.14	[10]	.43	[10]	2.34	[10]
10/31/2016	10.21	.22		.21	.43	(.20)	—	(.20)	10.44	4.28	[10]	—	[11]	.61	[10]	.33	[10]	.63	[10]	2.16	[10]
10/31/2015[6,7]	10.00	.06		.15	.21	—	—	—	10.21	2.10	[8,10]	—	[11]	.08	[8,10]	.05	[8,10]	.35	[8,10]	.53	[8,10]

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	27

Financial highlights (continued)

Conservative Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class R-3:
10/31/2019	$10.60	$.25	$.77	$1.02	$(.23)	$(.08)	$(.31)	$11.31	9.90%	$2		.69%		.69%		.97%		2.26%
10/31/2018	10.99	.21	(.37)	(.16)	(.21)	(.02)	(.23)	10.60	(1.52)	2		.69		.69		.98		1.92
10/31/2017	10.44	.18	.58	.76	(.20)	(.01)	(.21)	10.99	7.36	2		.73		.70		.99		1.72
10/31/2016	10.21	.17	.25	.42	(.19)	—	(.19)	10.44	4.18	1		.76		.68		.98		1.66
10/31/2015[6,7]	10.00	.06	.15	.21	—	—	—	10.21	2.10 [8,10]	—	[11]	.08	[8,10]	.05	[8,10]	.35	[8,10]	.53	[8,10]

Class R-4:
10/31/2019	10.60	.28	.77	1.05	(.27)	(.08)	(.35)	11.30	10.21	60		.38		.38		.66		2.53
10/31/2018	10.99	.24	(.37)	(.13)	(.24)	(.02)	(.26)	10.60	(1.26)	40		.42		.42		.71		2.23
10/31/2017	10.44	.18	.62	.80	(.24)	(.01)	(.25)	10.99	7.77	35		.34		.28		.57		1.65
10/31/2016	10.21	.23	.20	.43	(.20)	—	(.20)	10.44	4.30	—	[11]	.48		.38		.68		2.18
10/31/2015[6,7]	10.00	.06	.15	.21	—	—	—	10.21	2.10 [8,10]	—	[11]	.08	[8,10]	.05	[8,10]	.35	[8,10]	.53	[8,10]

Class R-5E:
10/31/2019	10.60	.30	.78	1.08	(.29)	(.08)	(.37)	11.31	10.49	2		.19		.19		.47		2.76
10/31/2018	10.99	.27	(.38)	(.11)	(.26)	(.02)	(.28)	10.60	(1.06)	2		.20		.20		.49		2.46
10/31/2017	10.43	.22	.60	.82	(.25)	(.01)	(.26)	10.99	8.02	2		.21		.13		.42		2.00
10/31/2016[6,15]	10.17	.23	.24	.47	(.21)	—	(.21)	10.43	4.72 [8]	—	[11]	.50	[13]	.26	[13]	.56	[13]	2.32	[13]

Class R-5:
10/31/2019	10.61	.29	.81	1.10	(.30)	(.08)	(.38)	11.33	10.68	—	[11]	.09		.08		.36		2.58
10/31/2018	11.01	.28	(.39)	(.11)	(.27)	(.02)	(.29)	10.61	(1.06)[10]	—	[11]	.28	[10]	.12	[10]	.41	[10]	2.55	[10]
10/31/2017	10.44	.24	.58	.82	(.24)	(.01)	(.25)	11.01	8.05	—	[11]	.44		.20		.49		2.28
10/31/2016	10.21	.22	.21	.43	(.20)	—	(.20)	10.44	4.27	—	[11]	.58		.34		.64		2.15
10/31/2015[6,7]	10.00	.06	.15	.21	—	—	—	10.21	2.10 [8]	—	[11]	.08	[8]	.04	[8]	.34	[8]	.53	[8]

Class R-6:
10/31/2019	10.61	.30	.80	1.10	(.31)	(.08)	(.39)	11.32	10.64	24		.05		.05		.33		2.77
10/31/2018	11.00	.28	(.38)	(.10)	(.27)	(.02)	(.29)	10.61	(.93)	12		.06		.06		.35		2.59
10/31/2017	10.44	.25	.58	.83	(.26)	(.01)	(.27)	11.00	8.11	8		.10		.07		.36		2.38
10/31/2016	10.21	.25	.20	.45	(.22)	—	(.22)	10.44	4.43	6		.14		.06		.36		2.40
10/31/2015[6,7]	10.00	.06	.15	.21	—	—	—	10.21	2.10 [8]	—	[11]	.07	[8]	.04	[8]	.34	[8]	.53	[8]

28	American Funds Retirement Income Portfolio Series

Moderate Portfolio

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class A:
10/31/2019	$10.89	$.30		$.81	$1.11	$(.30)	$(.12)	$(.42)	$11.58	10.53%		$798		.33%		.33%		.62%		2.67%
10/31/2018	11.28	.27		(.36)	(.09)	(.27)	(.03)	(.30)	10.89	(.84)		603		.37		.37		.66		2.40
10/31/2017	10.48	.25		.82	1.07	(.25)	(.02)	(.27)	11.28	10.40		458		.40		.39		.69		2.28
10/31/2016	10.26	.24		.22	.46	(.24)	—	(.24)	10.48	4.50		251		.47		.38		.69		2.31
10/31/2015[6,7]	10.00	.01		.25	.26	—	—	—	10.26	2.60	[8]	15		.13	[8]	.09	[8]	.40	[8]	.08	[8]

Class C:
10/31/2019	10.85	.22		.80	1.02	(.22)	(.12)	(.34)	11.53	9.70		95		1.06		1.06		1.35		1.95
10/31/2018	11.24	.19		(.36)	(.17)	(.19)	(.03)	(.22)	10.85	(1.52)		78		1.07		1.07		1.36		1.71
10/31/2017	10.44	.17		.83	1.00	(.18)	(.02)	(.20)	11.24	9.72		65		1.10		1.09		1.39		1.57
10/31/2016	10.25	.17		.21	.38	(.19)	—	(.19)	10.44	3.74		39		1.17		1.08		1.39		1.62
10/31/2015[6,7]	10.00	—	[9]	.25	.25	—	—	—	10.25	2.50	[8]	1		.24	[8]	.20	[8]	.51	[8]	—	[8,16]

Class T:
10/31/2019	10.89	.33		.81	1.14	(.33)	(.12)	(.45)	11.58	10.82	[10]	—	[11]	.07	[10]	.07	[10]	.36	[10]	2.98	[10]
10/31/2018	11.28	.31		(.37)	(.06)	(.30)	(.03)	(.33)	10.89	(.57)[10]		—	[11]	.08	[10]	.08	[10]	.37	[10]	2.72	[10]
10/31/2017[6,12]	10.79	.14		.48	.62	(.13)	—	(.13)	11.28	5.80	[8,10]	—	[11]	.09	[10,13]	.08	[10,13]	.38	[10,13]	2.20	[10,13]

Class F-1:
10/31/2019	10.89	.29		.81	1.10	(.29)	(.12)	(.41)	11.58	10.46		15		.39		.39		.68		2.62
10/31/2018	11.28	.27		(.36)	(.09)	(.27)	(.03)	(.30)	10.89	(.89)		13		.39		.39		.68		2.40
10/31/2017	10.47	.25		.83	1.08	(.25)	(.02)	(.27)	11.28	10.46		12		.42		.41		.71		2.26
10/31/2016	10.27	.25		.19	.44	(.24)	—	(.24)	10.47	4.32		9		.48		.39		.70		2.37
10/31/2015[6,7]	10.00	.05		.22	.27	—	—	—	10.27	2.70	[8]	—	[11]	.12	[8]	.08	[8]	.39	[8]	.46	[8]

Class F-2:
10/31/2019	10.91	.32		.81	1.13	(.32)	(.12)	(.44)	11.60	10.74		86		.13		.13		.42		2.87
10/31/2018	11.29	.29		(.35)	(.06)	(.29)	(.03)	(.32)	10.91	(.55)		62		.15		.15		.44		2.58
10/31/2017	10.49	.27		.82	1.09	(.27)	(.02)	(.29)	11.29	10.62		38		.17		.16		.46		2.44
10/31/2016	10.27	.26		.21	.47	(.25)	—	(.25)	10.49	4.68		14		.24		.15		.46		2.44
10/31/2015[6,7]	10.00	.01		.26	.27	—	—	—	10.27	2.70	[8]	1		.09	[8]	.04	[8]	.35	[8]	.07	[8]

Class F-3:
10/31/2019	10.90	.33		.81	1.14	(.33)	(.12)	(.45)	11.59	10.85		6		.03		.03		.32		2.98
10/31/2018	11.28	.31		(.36)	(.05)	(.30)	(.03)	(.33)	10.90	(.45)		5		.04		.04		.33		2.72
10/31/2017[6,14]	10.65	.20		.62	.82	(.19)	—	(.19)	11.28	7.80	[8]	—	[11]	.09	[13]	.06	[13]	.36	[13]	2.37	[13]

Class R-1:
10/31/2019	10.89	.19		.84	1.03	(.23)	(.12)	(.35)	11.57	9.71		—	[11]	1.09		1.09		1.38		1.73
10/31/2018	11.27	.19		(.35)	(.16)	(.19)	(.03)	(.22)	10.89	(1.45)[10]		—	[11]	1.05	[10]	1.05	[10]	1.34	[10]	1.65	[10]
10/31/2017	10.47	.18		.82	1.00	(.18)	(.02)	(.20)	11.27	9.69	[10]	—	[11]	1.08	[10]	1.07	[10]	1.37	[10]	1.64	[10]
10/31/2016	10.27	.18		.20	.38	(.18)	—	(.18)	10.47	3.77	[10]	—	[11]	1.08	[10]	.95	[10]	1.26	[10]	1.72	[10]
10/31/2015[6,7]	10.00	.05		.22	.27	—	—	—	10.27	2.70	[8,10]	—	[11]	.14	[8,10]	.09	[8,10]	.40	[8,10]	.45	[8,10]

Class R-2:
10/31/2019	10.86	.23		.81	1.04	(.24)	(.12)	(.36)	11.54	9.82		3		.97		.97		1.26		2.03
10/31/2018	11.26	.20		(.35)	(.15)	(.22)	(.03)	(.25)	10.86	(1.37)		2		.94		.94		1.23		1.81
10/31/2017	10.48	.22		.80	1.02	(.22)	(.02)	(.24)	11.26	9.91		1		.88		.87		1.17		1.97
10/31/2016	10.26	.21		.24	.45	(.23)	—	(.23)	10.48	4.43	[10]	—	[11]	.75	[10]	.64	[10]	.95	[10]	2.00	[10]
10/31/2015[6,7]	10.00	.06		.20	.26	—	—	—	10.26	2.60	[8,10]	—	[11]	.09	[8,10]	.06	[8,10]	.37	[8,10]	.59	[8,10]

Class R-2E:
10/31/2019	10.91	.24		.86	1.10	(.30)	(.12)	(.42)	11.59	10.40	[10]	—	[11]	.64	[10]	.64	[10]	.93	[10]	2.08	[10]
10/31/2018	11.30	.29		(.36)	(.07)	(.29)	(.03)	(.32)	10.91	(.66)[10]		—	[11]	.29	[10]	.20	[10]	.49	[10]	2.59	[10]
10/31/2017	10.49	.28		.82	1.10	(.27)	(.02)	(.29)	11.30	10.68	[10]	—	[11]	.36	[10]	.15	[10]	.45	[10]	2.54	[10]
10/31/2016	10.27	.25		.20	.45	(.23)	—	(.23)	10.49	4.45	[10]	—	[11]	.50	[10]	.32	[10]	.63	[10]	2.42	[10]
10/31/2015[6,7]	10.00	.06		.21	.27	—	—	—	10.27	2.70	[8,10]	—	[11]	.07	[8,10]	.05	[8,10]	.36	[8,10]	.61	[8,10]

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	29

Financial highlights (continued)

Moderate Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]

Class R-3:
10/31/2019	$10.88	$.28	$.80	$1.08	$(.27)	$(.12)	$(.39)	$11.57	10.23%		$1		.63%		.63%		.92%		2.46%
10/31/2018	11.27	.24	(.36)	(.12)	(.24)	(.03)	(.27)	10.88	(1.10)		1		.65		.65		.94		2.14
10/31/2017	10.49	.21	.85	1.06	(.26)	(.02)	(.28)	11.27	10.29		—	[11]	.67		.65		.95		1.91
10/31/2016	10.27	.26	.20	.46	(.24)	—	(.24)	10.49	4.52	[10]	—	[11]	.39	[10]	.25	[10]	.56	[10]	2.49	[10]
10/31/2015[6,7]	10.00	.06	.21	.27	—	—	—	10.27	2.70	[8,10]	—	[11]	.07	[8,10]	.04	[8,10]	.35	[8,10]	.61	[8,10]

Class R-4:
10/31/2019	10.90	.26	.84	1.10	(.30)	(.12)	(.42)	11.58	10.43		1		.38		.38		.67		2.35
10/31/2018	11.29	.27	(.36)	(.09)	(.27)	(.03)	(.30)	10.90	(.80)		—	[11]	.35		.35		.64		2.36
10/31/2017	10.48	.25	.84	1.09	(.26)	(.02)	(.28)	11.29	10.60		—	[11]	.33		.31		.61		2.27
10/31/2016	10.27	.22	.22	.44	(.23)	—	(.23)	10.48	4.35	[10]	—	[11]	.49	[10]	.38	[10]	.69	[10]	2.17	[10]
10/31/2015[6,7]	10.00	.06	.21	.27	—	—	—	10.27	2.70	[8,10]	—	[11]	.07	[8,10]	.04	[8,10]	.35	[8,10]	.61	[8,10]

Class R-5E:
10/31/2019	10.90	.32	.80	1.12	(.31)	(.12)	(.43)	11.59	10.66	[10]	—	[11]	.22	[10]	.20	[10]	.49	[10]	2.84	[10]
10/31/2018	11.29	.30	(.37)	(.07)	(.29)	(.03)	(.32)	10.90	(.65)[10]		—	[11]	.18	[10]	.15	[10]	.44	[10]	2.64	[10]
10/31/2017	10.48	.28	.82	1.10	(.27)	(.02)	(.29)	11.29	10.73		—	[11]	.28		.14		.44		2.54
10/31/2016[6,15]	10.23	.25	.24	.49	(.24)	—	(.24)	10.48	4.88	[8]	—	[11]	.40	[13]	.26	[13]	.57	[13]	2.61	[13]

Class R-5:
10/31/2019	10.91	.39	.74	1.13	(.32)	(.12)	(.44)	11.60	10.73		—	[11]	.13		.09		.38		3.39
10/31/2018	11.30	.30	(.36)	(.06)	(.30)	(.03)	(.33)	10.91	(.60)		—	[11]	.34		.11		.40		2.68
10/31/2017	10.49	.27	.82	1.09	(.26)	(.02)	(.28)	11.30	10.62		—	[11]	.41		.21		.51		2.47
10/31/2016	10.27	.25	.20	.45	(.23)	—	(.23)	10.49	4.44		—	[11]	.48		.34		.65		2.40
10/31/2015[6,7]	10.00	.06	.21	.27	—	—	—	10.27	2.70	[8]	—	[11]	.07	[8]	.04	[8]	.35	[8]	.61	[8]

Class R-6:
10/31/2019	10.92	.31	.83	1.14	(.33)	(.12)	(.45)	11.61	10.83		2		.05		.04		.33		2.77
10/31/2018	11.30	.31	(.36)	(.05)	(.30)	(.03)	(.33)	10.92	(.46)		—	[11]	.09		.05		.34		2.76
10/31/2017	10.49	.28	.83	1.11	(.28)	(.02)	(.30)	11.30	10.82		—	[11]	.08		.07		.37		2.61
10/31/2016	10.27	.26	.20	.46	(.24)	—	(.24)	10.49	4.54		—	[11]	.34		.21		.52		2.53
10/31/2015[6,7]	10.00	.06	.21	.27	—	—	—	10.27	2.70	[8]	—	[11]	.07	[8]	.04	[8]	.35	[8]	.61	[8]

30	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]

Class A:
10/31/2019	$11.21	$.31		$.86	$1.17	$(.32)	$(.15)	$(.47)	$11.91	10.81%		$787		.36%		.36%		.66%		2.69%
10/31/2018	11.59	.29		(.35)	(.06)	(.29)	(.03)	(.32)	11.21	(.53)		586		.37		.37		.68		2.51
10/31/2017	10.54	.27		1.09	1.36	(.27)	(.04)	(.31)	11.59	13.07		426		.40		.39		.71		2.43
10/31/2016	10.33	.27		.19	.46	(.25)	—	(.25)	10.54	4.55		215		.48		.38		.70		2.54
10/31/2015[6,7]	10.00	—	[9]	.33	.33	—	—	—	10.33	3.30	[8]	19		.11	[8]	.09	[8]	.42	[8]	—	[8,16]

Class C:
10/31/2019	11.17	.23		.85	1.08	(.24)	(.15)	(.39)	11.86	10.00		87		1.06		1.06		1.36		2.00
10/31/2018	11.55	.21		(.35)	(.14)	(.21)	(.03)	(.24)	11.17	(1.22)		67		1.07		1.07		1.38		1.82
10/31/2017	10.51	.19		1.09	1.28	(.20)	(.04)	(.24)	11.55	12.28		59		1.10		1.09		1.41		1.73
10/31/2016	10.32	.20		.19	.39	(.20)	—	(.20)	10.51	3.83		31		1.19		1.09		1.41		1.89
10/31/2015[6,7]	10.00	(.01)		.33	.32	—	—	—	10.32	3.20	[8]	3		.23	[8]	.20	[8]	.53	[8]	(.08	)8

Class T:
10/31/2019	11.21	.35		.85	1.20	(.35)	(.15)	(.50)	11.91	11.12	[10]	—	[11]	.07	[10]	.07	[10]	.37	[10]	3.04	[10]
10/31/2018	11.59	.33		(.36)	(.03)	(.32)	(.03)	(.35)	11.21	(.26)[10]		—	[11]	.08	[10]	.08	[10]	.39	[10]	2.83	[10]
10/31/2017[6,12]	10.98	.15		.60	.75	(.14)	—	(.14)	11.59	6.90	[8,10]	—	[11]	.09	[10,13]	.08	[10,13]	.40	[10,13]	2.30	[10,13]

Class F-1:
10/31/2019	11.21	.31		.85	1.16	(.31)	(.15)	(.46)	11.91	10.77		31		.39		.39		.69		2.69
10/31/2018	11.59	.29		(.35)	(.06)	(.29)	(.03)	(.32)	11.21	(.56)		26		.40		.40		.71		2.48
10/31/2017	10.54	.26		1.09	1.35	(.26)	(.04)	(.30)	11.59	13.01		19		.43		.42		.74		2.37
10/31/2016	10.33	.25		.21	.46	(.25)	—	(.25)	10.54	4.55		17		.48		.39		.71		2.34
10/31/2015[6,7]	10.00	.03		.30	.33	—	—	—	10.33	3.30	[8]	1		.10	[8]	.08	[8]	.41	[8]	.26	[8]

Class F-2:
10/31/2019	11.22	.33		.87	1.20	(.34)	(.15)	(.49)	11.93	11.11		140		.14		.14		.44		2.89
10/31/2018	11.60	.31		(.34)	(.03)	(.32)	(.03)	(.35)	11.22	(.32)		106		.15		.15		.46		2.68
10/31/2017	10.55	.29		1.09	1.38	(.29)	(.04)	(.33)	11.60	13.29		71		.18		.17		.49		2.64
10/31/2016	10.33	.28		.21	.49	(.27)	—	(.27)	10.55	4.82		27		.25		.15		.47		2.63
10/31/2015[6,7]	10.00	—	[9]	.33	.33	—	—	—	10.33	3.30	[8]	2		.07	[8]	.04	[8]	.37	[8]	.04	[8]

Class F-3:
10/31/2019	11.21	.35		.86	1.21	(.35)	(.15)	(.50)	11.92	11.25		10		.03		.03		.33		3.06
10/31/2018	11.59	.34		(.36)	(.02)	(.33)	(.03)	(.36)	11.21	(.23)		2		.05		.05		.36		2.94
10/31/2017[6,14]	10.81	.22		.77	.99	(.21)	—	(.21)	11.59	9.22	[8]	1		.10	[13]	.07	[13]	.39	[13]	2.56	[13]

Class R-1:
10/31/2019	11.20	.24		.86	1.10	(.24)	(.15)	(.39)	11.91	10.14	[10]	—	[11]	1.06	[10]	1.06	[10]	1.36	[10]	2.10	[10]
10/31/2018	11.59	.23		(.37)	(.14)	(.22)	(.03)	(.25)	11.20	(1.19)[10]		—	[11]	.98	[10]	.97	[10]	1.28	[10]	2.00	[10]
10/31/2017	10.54	.21		1.11	1.32	(.23)	(.04)	(.27)	11.59	12.62	[10]	—	[11]	.90	[10]	.84	[10]	1.16	[10]	1.92	[10]
10/31/2016	10.33	.22		.25	.47	(.26)	—	(.26)	10.54	4.59	[10]	—	[11]	.55	[10]	.43	[10]	.75	[10]	2.10	[10]
10/31/2015[6,7]	10.00	.07		.26	.33	—	—	—	10.33	3.30	[8,10]	—	[11]	.06	[8,10]	.04	[8,10]	.37	[8,10]	.67	[8,10]

Class R-2:
10/31/2019	11.16	.23		.87	1.10	(.26)	(.15)	(.41)	11.85	10.24		2		.93		.93		1.23		1.99
10/31/2018	11.56	.22		(.35)	(.13)	(.24)	(.03)	(.27)	11.16	(1.12)		1		.89		.89		1.20		1.90
10/31/2017	10.52	.19		1.12	1.31	(.23)	(.04)	(.27)	11.56	12.57		1		.88		.87		1.19		1.70
10/31/2016	10.33	.21		.21	.42	(.23)	—	(.23)	10.52	4.08		—	[11]	1.01		.93		1.25		1.94
10/31/2015[6,7]	10.00	.05		.28	.33	—	—	—	10.33	3.30	[8,10]	—	[11]	.12	[8,10]	.10	[8,10]	.43	[8,10]	.43	[8,10]

Class R-2E:
10/31/2019	11.23	.22		.91	1.13	(.29)	(.15)	(.44)	11.92	10.45	[10]	—	[11]	.76	[10]	.76	[10]	1.06	[10]	1.89	[10]
10/31/2018	11.61	.32		(.36)	(.04)	(.31)	(.03)	(.34)	11.23	(.34)[10]		—	[11]	.27	[10]	.19	[10]	.50	[10]	2.72	[10]
10/31/2017	10.55	.30		1.09	1.39	(.29)	(.04)	(.33)	11.61	13.35	[10]	—	[11]	.36	[10]	.15	[10]	.47	[10]	2.70	[10]
10/31/2016	10.33	.27		.20	.47	(.25)	—	(.25)	10.55	4.60	[10]	—	[11]	.49	[10]	.33	[10]	.65	[10]	2.62	[10]
10/31/2015[6,7]	10.00	.07		.26	.33	—	—	—	10.33	3.30	[8,10]	—	[11]	.07	[8,10]	.05	[8,10]	.38	[8,10]	.67	[8,10]

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	31

Financial highlights (continued)

Enhanced Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]

Class R-3:
10/31/2019	$11.20	$.27	$.87	$1.14	$(.30)	$(.15)	$(.45)	$11.89	10.53%		$2		.64%		.64%		.94%		2.35%
10/31/2018	11.59	.28	(.38)	(.10)	(.26)	(.03)	(.29)	11.20	(.85)		1		.67		.67		.98		2.40
10/31/2017	10.54	.24	1.08	1.32	(.23)	(.04)	(.27)	11.59	12.69		—	[11]	.72		.71		1.03		2.16
10/31/2016	10.33	.25	.19	.44	(.23)	—	(.23)	10.54	4.35		—	[11]	.76		.67		.99		2.43
10/31/2015[6,7]	10.00	.07	.26	.33	—	—	—	10.33	3.30	[8,10]	—	[11]	.06	[8,10]	.04	[8,10]	.37	[8,10]	.67	[8,10]

Class R-4:
10/31/2019	11.21	.32	.86	1.18	(.32)	(.15)	(.47)	11.92	10.95		1		.33		.33		.63		2.80
10/31/2018	11.60	.30	(.36)	(.06)	(.30)	(.03)	(.33)	11.21	(.55)		1		.32		.32		.63		2.59
10/31/2017	10.54	.28	1.09	1.37	(.27)	(.04)	(.31)	11.60	13.17		—	[11]	.37		.36		.68		2.49
10/31/2016	10.33	.30	.16	.46	(.25)	—	(.25)	10.54	4.52		—	[11]	.46		.39		.71		2.81
10/31/2015[6,7]	10.00	.07	.26	.33	—	—	—	10.33	3.30	[8,10]	—	[11]	.07	[8,10]	.04	[8,10]	.37	[8,10]	.67	[8,10]

Class R-5E:
10/31/2019	11.22	.34	.85	1.19	(.34)	(.15)	(.49)	11.92	10.99		—	[11]	.21		.21		.51		2.94
10/31/2018	11.60	.32	(.36)	(.04)	(.31)	(.03)	(.34)	11.22	(.33)[10]		—	[11]	.17	[10]	.15	[10]	.46	[10]	2.75	[10]
10/31/2017	10.54	.30	1.09	1.39	(.29)	(.04)	(.33)	11.60	13.40		—	[11]	.28		.14		.46		2.71
10/31/2016[6,15]	10.30	.28	.22	.50	(.26)	—	(.26)	10.54	4.93	[8]	—	[11]	.39	[13]	.27	[13]	.59	[13]	2.85	[13]

Class R-5:
10/31/2019	11.23	.35	.85	1.20	(.35)	(.15)	(.50)	11.93	11.10	[10]	—	[11]	.21	[10]	.09	[10]	.39	[10]	3.01	[10]
10/31/2018	11.61	.33	(.36)	(.03)	(.32)	(.03)	(.35)	11.23	(.28)[10]		—	[11]	.27	[10]	.11	[10]	.42	[10]	2.79	[10]
10/31/2017	10.55	.29	1.09	1.38	(.28)	(.04)	(.32)	11.61	13.29		—	[11]	.41		.20		.52		2.65
10/31/2016	10.33	.27	.20	.47	(.25)	—	(.25)	10.55	4.59		—	[11]	.47		.34		.66		2.61
10/31/2015[6,7]	10.00	.07	.26	.33	—	—	—	10.33	3.30	[8]	—	[11]	.06	[8]	.04	[8]	.37	[8]	.67	[8]

Class R-6:
10/31/2019	11.23	.35	.85	1.20	(.35)	(.15)	(.50)	11.93	11.14		2		.06		.04		.34		3.05
10/31/2018	11.61	.32	(.34)	(.02)	(.33)	(.03)	(.36)	11.23	(.24)		1		.09		.05		.36		2.73
10/31/2017	10.55	.26	1.14	1.40	(.30)	(.04)	(.34)	11.61	13.49		—	[11]	.08		.06		.38		2.24
10/31/2016	10.33	.26	.22	.48	(.26)	—	(.26)	10.55	4.70		—	[11]	.32		.20		.52		2.54
10/31/2015[6,7]	10.00	.07	.26	.33	—	—	—	10.33	3.30	[8]	—	[11]	.06	[8]	.04	[8]	.37	[8]	.67	[8]

32	American Funds Retirement Income Portfolio Series

	Year ended October 31,					Period ended October 31,
Portfolio turnover rate for all share classes	2019	2018	2017	2016		2015[6,7,8]
Conservative Portfolio	2%	3%	2%	—%[17]		—%[17]
Moderate Portfolio	1	1	3	—	[17]	—	[17]
Enhanced Portfolio	3	2	1	3		—	[17]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services, reimbursed transfer agent services for certain share classes and reimbursed a portion of miscellaneous fees and expenses during the funds’ startup period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period August 28, 2015, commencement of operations, through October 31, 2015.
[8]	Not annualized.
[9]	Amount less than $.01.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Amount less than $1 million.
[12]	Class T shares began investment operations on April 7, 2017.
[13]	Annualized.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Class R-5E shares began investment operations on November 20, 2015.
[16]	Amount less than .01%.
[17]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

American Funds Retirement Income Portfolio Series	33

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Retirement Income Portfolio Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Funds Retirement Income Portfolio Series (the “Funds”) comprising the American Funds Conservative Portfolio, American Funds Moderate Portfolio, and American Funds Enhanced Portfolio, including the investment portfolios, as of October 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the period from August 28, 2015 (commencement of operations) through October 31, 2015, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from August 28, 2015 (commencement of operations) through October 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2019, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

December 10, 2019

We have served as the auditor of one or more American Funds investment companies since 1956.

34	American Funds Retirement Income Portfolio Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2019, through October 31, 2019).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Retirement Income Portfolio Series	35

Conservative Portfolio

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,036.93	$1.90	.37%	$3.34	.65%
Class A – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.31	.65
Class C – actual return	1,000.00	1,032.69	5.48	1.07	6.92	1.35
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	6.87	1.35
Class T – actual return	1,000.00	1,038.36	.36	.07	1.80	.35
Class T – assumed 5% return	1,000.00	1,024.85	.36	.07	1.79	.35
Class F-1 – actual return	1,000.00	1,036.80	1.95	.38	3.39	.66
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.36	.66
Class F-2 – actual return	1,000.00	1,038.07	.67	.13	2.11	.41
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.09	.41
Class F-3 – actual return	1,000.00	1,038.53	.21	.04	1.64	.32
Class F-3 – assumed 5% return	1,000.00	1,025.00	.20	.04	1.63	.32
Class R-1 – actual return	1,000.00	1,033.30	5.74	1.12	7.18	1.40
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.12	1.40
Class R-2 – actual return	1,000.00	1,032.74	5.28	1.03	6.71	1.31
Class R-2 – assumed 5% return	1,000.00	1,020.01	5.24	1.03	6.67	1.31
Class R-2E – actual return	1,000.00	1,037.64	1.85	.36	3.29	.64
Class R-2E – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.26	.64
Class R-3 – actual return	1,000.00	1,035.03	3.54	.69	4.98	.97
Class R-3 – assumed 5% return	1,000.00	1,021.73	3.52	.69	4.94	.97
Class R-4 – actual return	1,000.00	1,036.93	1.90	.37	3.34	.65
Class R-4 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.31	.65
Class R-5E – actual return	1,000.00	1,037.77	.92	.18	2.36	.46
Class R-5E – assumed 5% return	1,000.00	1,024.30	.92	.18	2.35	.46
Class R-5 – actual return	1,000.00	1,038.30	.41	.08	1.85	.36
Class R-5 – assumed 5% return	1,000.00	1,024.80	.41	.08	1.84	.36
Class R-6 – actual return	1,000.00	1,038.50	.21	.04	1.64	.32
Class R-6 – assumed 5% return	1,000.00	1,025.00	.20	.04	1.63	.32

36	American Funds Retirement Income Portfolio Series

Moderate Portfolio

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,035.26	$1.64	.32%	$3.13	.61%
Class A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.11	.61
Class C – actual return	1,000.00	1,031.61	5.38	1.05	6.86	1.34
Class C – assumed 5% return	1,000.00	1,019.91	5.35	1.05	6.82	1.34
Class T – actual return	1,000.00	1,036.49	.31	.06	1.80	.35
Class T – assumed 5% return	1,000.00	1,024.90	.31	.06	1.79	.35
Class F-1 – actual return	1,000.00	1,034.84	1.95	.38	3.44	.67
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.41	.67
Class F-2 – actual return	1,000.00	1,036.20	.62	.12	2.10	.41
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.09	.41
Class F-3 – actual return	1,000.00	1,037.57	.15	.03	1.64	.32
Class F-3 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.63	.32
Class R-1 – actual return	1,000.00	1,031.88	5.58	1.09	7.07	1.38
Class R-1 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.02	1.38
Class R-2 – actual return	1,000.00	1,031.53	5.22	1.02	6.71	1.31
Class R-2 – assumed 5% return	1,000.00	1,020.06	5.19	1.02	6.67	1.31
Class R-2E – actual return	1,000.00	1,033.53	3.64	.71	5.13	1.00
Class R-2E – assumed 5% return	1,000.00	1,021.63	3.62	.71	5.09	1.00
Class R-3 – actual return	1,000.00	1,033.77	3.28	.64	4.77	.93
Class R-3 – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.74	.93
Class R-4 – actual return	1,000.00	1,035.31	1.90	.37	3.39	.66
Class R-4 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.36	.66
Class R-5E – actual return	1,000.00	1,035.88	.92	.18	2.41	.47
Class R-5E – assumed 5% return	1,000.00	1,024.30	.92	.18	2.40	.47
Class R-5 – actual return	1,000.00	1,036.38	.36	.07	1.85	.36
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.84	.36
Class R-6 – actual return	1,000.00	1,037.46	.21	.04	1.69	.33
Class R-6 – assumed 5% return	1,000.00	1,025.00	.20	.04	1.68	.33

See end of tables for footnotes.

American Funds Retirement Income Portfolio Series	37

Enhanced Portfolio

	Beginning account value 5/1/2019	Ending account value 10/31/2019	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,033.61	$1.79	.35%	$3.33	.65%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.31	.65
Class C – actual return	1,000.00	1,029.36	5.37	1.05	6.91	1.35
Class C – assumed 5% return	1,000.00	1,019.91	5.35	1.05	6.87	1.35
Class T – actual return	1,000.00	1,035.06	.31	.06	1.85	.36
Class T – assumed 5% return	1,000.00	1,024.90	.31	.06	1.84	.36
Class F-1 – actual return	1,000.00	1,033.38	2.00	.39	3.54	.69
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.52	.69
Class F-2 – actual return	1,000.00	1,034.68	.67	.13	2.21	.43
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.19	.43
Class F-3 – actual return	1,000.00	1,035.22	.15	.03	1.69	.33
Class F-3 – assumed 5% return	1,000.00	1,025.05	.15	.03	1.68	.33
Class R-1 – actual return	1,000.00	1,030.36	5.42	1.06	6.96	1.36
Class R-1 – assumed 5% return	1,000.00	1,019.86	5.40	1.06	6.92	1.36
Class R-2 – actual return	1,000.00	1,030.58	5.17	1.01	6.70	1.31
Class R-2 – assumed 5% return	1,000.00	1,020.11	5.14	1.01	6.67	1.31
Class R-2E – actual return	1,000.00	1,031.35	3.94	.77	5.48	1.07
Class R-2E – assumed 5% return	1,000.00	1,021.32	3.92	.77	5.45	1.07
Class R-3 – actual return	1,000.00	1,032.69	3.28	.64	4.82	.94
Class R-3 – assumed 5% return	1,000.00	1,021.98	3.26	.64	4.79	.94
Class R-4 – actual return	1,000.00	1,033.77	1.74	.34	3.28	.64
Class R-4 – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.26	.64
Class R-5E – actual return	1,000.00	1,034.64	1.08	.21	2.62	.51
Class R-5E – assumed 5% return	1,000.00	1,024.15	1.07	.21	2.60	.51
Class R-5 – actual return	1,000.00	1,035.27	.41	.08	1.95	.38
Class R-5 – assumed 5% return	1,000.00	1,024.80	.41	.08	1.94	.38
Class R-6 – actual return	1,000.00	1,035.15	.21	.04	1.74	.34
Class R-6 – assumed 5% return	1,000.00	1,025.00	.20	.04	1.73	.34

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

38	American Funds Retirement Income Portfolio Series

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The funds hereby designate the following amounts for the funds’ fiscal year ended October 31, 2019:

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Long-term capital gains	$5,351,000	$10,170,000	$12,995,000
Foreign taxes (per share)	$0.0005	$0.0006	$0.0012
Foreign source income (per share)	$0.008	$0.009	$0.018
Qualified dividend income	$9,766,000	$17,176,000	$22,693,000
Corporate dividends received deduction	$5,314,000	$9,444,000	$12,240,000
U.S. government income that may be exempt from state taxation	$4,755,000	$5,100,000	$3,953,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2020, to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their tax advisors.

American Funds Retirement Income Portfolio Series	39

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40	American Funds Retirement Income Portfolio Series

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American Funds Retirement Income Portfolio Series	41

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2015	Chairman of the Board and CEO, Oakwood Advisors (private investment and consulting); former CEO and President, Richard Nixon Foundation	89	General Finance Corporation
James G. Ellis, 1947	2015	Professor of Marketing and former Dean, Marshall School of Business, University of Southern California	99	Mercury General Corporation
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	86	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	86	None
R. Clark Hooper, 1946	2015	Private investor	89	None
Merit E. Janow, 1958	2015	Dean and Professor, Columbia University, School of International and Public Affairs	88	Mastercard Incorporated; Trimble Inc.
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2015	CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina; former President, George W. Bush Foundation	90	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	85	None

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965	2015	Partner — Capital Research Global Investors, Capital Research and Management Company; Partner — Capital Research Global Investors, Capital Bank and Trust Company[6]	30	None
Michael C. Gitlin, 1970	2019	Vice Chairman and Director, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]; served as Head of Fixed Income at a large investment management firm prior to joining Capital Research and Management Company in 2015	85	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

42	American Funds Retirement Income Portfolio Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Andrew B. Suzman, 1967 President	2015	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]
Walter R. Burkley, 1966 Executive Vice President	2015	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]; Director, Capital Research and Management Company
Alan N. Berro, 1960 Senior Vice President	2015	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]; Director, The Capital Group Companies, Inc.[6]
Michelle J. Black, 1971 Senior Vice President	2019	Partner — Capital Solutions Group, Capital Research and Management Company
Samir Mathur, 1965 Senior Vice President	2019	Partner — Capital Solutions Group, Capital Research and Management Company
Wesley K. Phoa, 1966 Senior Vice President	2015	Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]; Partner — Capital Solutions Group, Capital Research and Management Company
John R. Queen, 1965 Senior Vice President	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Senior Vice President — Private Client Services Division, Capital Bank and Trust Company[6]
William L. Robbins, 1968 Senior Vice President	2019	Partner — Capital International Investors, Capital Research and Management Company; Partner — Capital International Investors, Capital Bank and Trust Company[6]
Maria Manotok, 1974 Vice President	2015	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6]; Director, Capital Group Investment Management Limited[6]
Steven I. Koszalka, 1964 Secretary	2015	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2015	Associate — Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Assistant Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Retirement Income Portfolio Series	43

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American Funds Retirement Income Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Retirement Income Portfolio Series”— which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds Retirement Income Portfolio Series portfolios.

American Funds Retirement Income Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Retirement Income Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2019, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2019 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Portfolio manager experience as of December 31, 2018.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2018. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results, as of December 31, 2018. Fourteen of our 15 American Funds fixed income funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2018, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James G. Ellis, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AFRIS

Registrant:

a) Audit Fees:
2018	None
2019	$25,000

b) Audit-Related Fees:
2018	None
2019	None

c) Tax Fees:
2018	$11,000
2019	$12,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2018	None
2019	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2018	$1,251,000
2019	$1,591,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2018	$5,000
2019	$20,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2018	None

2019	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,322,000 for fiscal year 2018 and $1,625,000 for fiscal year 2019. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS RETIREMENT INCOME PORTFOLIO SERIES

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2019

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2019